SHARE CAPITAL AND RESERVES (Details 4)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares	Nov. 30, 2017 shares	Nov. 30, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	461,500	117,000	220,000
Ranges Of Exercise Prices For Outstanding Share Options $3.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	461,500
Exercise Price | $ / shares	$ 3.39
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 28, 2024